Private Placement		7 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Private Placement [Abstract]
Private Placement
Note 4 — Private Placement
The Sponsor has committed to purchase an aggregate of 640,000 Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate price of $6,400,000 in a private placement that will close simultaneously with the closing of the Proposed Public Offering, subject to certain limited exceptions as described in Note 7. Each Private Placement Share is identical to the Class A ordinary share sold in the Public Offering. A portion of the proceeds from the sale of the Private Placement Shares will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period or during any applicable extension period, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will expire worthless.

NOTE 5. PRIVATE PLACEMENT
Simultaneously
with the closing of the Initial Public Offering, the Sponsor purchased 640,000 Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate purchase price of

$6,400,000.
Each Private Placement Share is identical to the Class A ordinary shares sold in the Initial Public Offering, subject to certain limited exceptions as described in Note 8. A portion of the proceeds from the sale of the Private Placement Shares was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period or during any applicable extension period, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will be worthless.